Equity instruments - Detail by classification and type (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial instruments
Financial assets held for trading	$ 315,570	$ 342,582
Available-for-sale financial assets	165,742	154,644
Total financial assets	1,285,120	1,308,730
Equity instruments.
Financial instruments
Financial assets held for trading	2,562	1,822
Available-for-sale financial assets	795	326	$ 348	$ 311
Total financial assets	3,357	2,148
Equity instruments. | Mexico.
Financial instruments
Total financial assets	3,357	2,148
Gross carrying amount | Equity instruments.
Financial instruments
Available-for-sale financial assets	$ 795	$ 326